Semi Annual Report


TEMPLETON GLOBAL
OPPORTUNITIES TRUST

JUNE 30 , 1997

[FRANKLIN TEMPLETON LOGO]

                              CELEBRATING 50 YEARS


This year marks 50 years of business for Franklin Templeton. Over these years, we have experienced profound changes in technology, regulations and customer expectations within the mutual fund industry. As one of the largest mutual fund families, we're proud to be an innovative industry leader, providing people like you with an opportunity to invest in companies and governments around the globe.

In addition, we want to stress that all securities markets move both up and down. Mixed in with the good years can be some bad years. Accordingly, mutual fund share prices also move up and down. Every investor should expect such fluctuations, which can be wide. When markets are going down, as well as up, we encourage investors to maintain a long-term perspective. We thank you for your past support and look forward to serving your investment needs in the years ahead.

SHAREHOLDER LETTER

Your Fund's Objective: The Templeton Global Opportunities Trust seeks long-term capital growth through a flexible policy of investing in global securities. It invests primarily in common stock and may also invest in preferred stocks and certain debt securities, rated or unrated, such as convertible bonds, bonds selling at a discount, and structured investments.


Dear Shareholder:

We are pleased to bring you the semi-annual report of the Templeton Global Opportunities Trust for the six months ended June 30, 1997. During this time, Templeton Global Opportunities Trust Class I shares produced a six-month total return of 17.64%, as discussed in the Performance Summary on page 6, outperforming the Morgan Stanley Capital International(R) (MSCI)(1) World Index, which returned 15.63% for the same period.(2) The Fund's results were largely attributable to the strong performance of many of its emerging markets' holdings, as well as generally good stock selection and the continued subpar performance of the Japanese market.

The Fund can invest up to 25% of its assets in emerging market stocks, and for some time we have maintained our exposure to


(1) A registered trademark of Morgan Stanley & Co. Inc.
(2) The MSCI World Index represents the stock markets of 22 countries, including the U.S., Germany, Canada, Australia, New Zealand, and Japan. The index is not managed according to any investment strategy, includes no sales charges or management expenses, and does not contain cash (the Fund generally carries a certain percentage of cash at any given time). Of course, one cannot invest directly in an index, and the index is not representative of the Fund's portfolio. Total return includes reinvested dividends.


CONTENTS

Shareholder Letter .................  1
Performance Summaries
  Class I ..........................  6
  Class II .........................  8
Financial Highlights ............... 11
Statement of Investments ........... 13
Financial Statements ............... 18
Notes to Financial
Statements ......................... 21
these stocks near that level. Throughout the reporting period, economic fundamentals improved in many emerging market nations, most notably those in Latin America, as these countries adapted their economies to more capitalistic formats. Many of our Brazilian holdings, including telephone company Telebras, electric utility Cia Energetica de Minas Gerais, raw material conglomerate Cia Vale do Rio Doce and banking giant Banco Bradesco, rose in value, as prices of shares in these companies increased 98%,15%, and 39%, respectively, during the reporting period. Of course, not all emerging markets performed well, but the Fund largely avoided problems in places like Thailand, where share prices fell precipitously.

During the first half of 1997, the U.S. stock market, as measured by the Dow Jones(R) Industrial Average,(3) responded to strong corporate profits and relatively stable inflation, and climbed to record highs. Since it became increasingly difficult to find stocks we considered to be bargains, we reduced our exposure to U.S. equities. Large gains by brokerage stocks prompted us to take profits by selling our shares of Morgan Stanley Group and Alex Brown Inc. But we increased our holdings in the telecommunications equipment sector when prices of these stocks were hit temporarily by concerns over short-term earnings trends. On June 30, 1997, our weighting of U.S. stocks was 17.0%, well below their 45.6% weighting in the MSCI index on that date.

European stocks contributed to the value of the Fund's portfolio, but the U.S. dollar's strength reduced these gains somewhat. Our positions in Swedish, Norwegian, Swiss, Spanish and Portuguese banks performed well. One of them,

(3) A registered trademark of the Dow Jones Corporation. The Dow Jones Industrial Average is a price-weighted average of 30 actively traded U.S. blue chip stocks.

Stadshypotek AS, was bought out by Svenska Handelsbanken, and others were rumored to be acquisition candidates. We took advantage of the resulting higher share prices, and reduced our holdings of Fokus Bank AS. Our large exposure to cyclical shares (companies which do well when the economy expands) was also profitable as investors began to focus on the possibility of an upturn in European economies.

Also helping the Fund's performance was its absence from the Japanese stock market, which underperformed the MSCI index and delivered a total return of only 8.0% during the reporting period, as measured in U.S. dollars.(4) Japanese stocks remain the world's most expensive, but we are scrutinizing this market intently, hoping to take advantage of any opportunities that may eventually arise. We are hopeful that the sudden strength of the yen toward the end of the reporting period could precipitate a restructuring of Japanese industry that might increase profits and shareholder value.

Because of the Fund's exposure to emerging markets and cyclical shares, the Templeton Global Opportunities Trust generally performs best when the world's economies experience a synchronized period of moderate economic growth. Since we think the potential for this is rising, we are optimistic about the Fund's long-term outlook. However, a period of consolidation in the world's securities markets would not surprise us, and we increased our cash position somewhat to prepare for any future market weakness.

This discussion reflects the strategies we employed for the Fund during the six months under review, and includes our opinions


(4) source: Bloomberg.


TOP 10 HOLDINGS
6/30/97

COMPANY,
INDUSTRY,                                  % OF TOTAL
COUNTRY                                    NET ASSETS
-------                                    ----------
Peregrine Investments
Holdings Ltd.
Financial Services,
Hong Kong                                     2.2%

PT Bimantara Citra, fgn.
Multi-Industry, Indonesia                     1.9%

Ace Limited
Insurance, Bermuda                            1.8%

Foreningssparbankan AB
Banking, Sweden                               1.7%

Kuoni Reisen Holding AG
Leisure & Tourism,
Switzerland                                   1.5%

Nokia AB, A
Telecommunications,
Finland                                       1.5%

Merrill Lynch & Co. Inc.
Financial Services,
United States                                 1.4%

Cia Energetica de
Minas Gerais, AD
Utilities - Electrical &
Gas, Brazil                                   1.4%

National Mutual Asia Ltd.
Insurance, Hong Kong                          1.4%

Newbridge Networks
Corp.
Data Processing &
Reproduction, Canada                          1.3%

For a complete list of portfolio holdings, see page 13 of this report.

TOP 10 INDUSTRIES
6/30/97

                                           % OF TOTAL
INDUSTRY                                   NET ASSETS
--------                                   ----------
Forest Products & Paper                       10.4%
Telecommunications                            10.2%
Banking                                        9.8%
Insurance                                      5.7%
Metals & Mining                                5.3%
Financial Services                             5.3%
Energy Sources                                 4.9%
Electrical & Electronics                       3.9%
Utilities - Electrical & Gas                   3.1%
Data Processing &
Reproduction                                   3.0%

as of the close of the period. Since economic and market conditions are constantly changing, our strategies, and our evaluations, conclusions and decisions regarding portfolio holdings, may change as new circumstances arise. All figures shown are as of June 30, 1997, and the level of the Fund's holdings can be expected to change with market developments and management of the portfolio. Although past performance of a specific investment or sector cannot guarantee future performance, such information can be useful in analyzing securities we purchase or sell for the Fund.

There are, of course, special risks involved with global investing related to market, currency, economic, social, political and other factors. Emerging markets involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of these markets. These risks are discussed in the Fund's prospectus. While short-term volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. For example, the Hong Kong market has increased 1,089% in the last 15 years, but has suffered five quarterly declines of more than 20% during that time.(5)

(5) Source: Bloomberg. Based on quarterly percentage change over 15 years ended June 30, 1997.

We thank you for the trust you have placed in us and look forward to helping you meet your financial objectives in the years to come.

Sincerely,


/s/MARTIN L. FLANGAN

Martin L. Flanagan
President
Templeton Global Opportunities Trust


/s/HOWARD J. LEONARD

Howard J. Leonard
Portfolio Manager
Templeton Global Opportunities Trust

As of June 1, 1997, Dean Witter InterCapital, Inc. ("InterCapital") no longer serves as sub-advisor of the Fund. Templeton Investment Counsel, Inc., the Fund's Investment Manager, now provides the investment management advice, economic and market analyses, and assistance previously provided by InterCapital.

PERFORMANCE SUMMARY


Class I


The Templeton Global Opportunities Trust Class I shares produced a cumulative total return of 17.64% for the six-month period ended June 30, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, and does not include the 5.75% maximum initial sales charge. We always maintain a long-term perspective when managing the Fund, and we encourage shareholders to view their investments in a similar manner. As you can see from the chart below, the Fund delivered a cumulative total return of more than 185% since inception on January 19, 1990.

The price of the Fund's shares increased $2.21, from $14.62 on December 31, 1996, to $16.83 on June 30, 1997. During this time, shareholders received distributions of 3.5 cents ($0.035) per share in income dividends, 1.0 cent ($0.01) in short-term capital gains, and 29.0 cents ($0.29) in long-term capital gains. Of course, distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.



Past performance is not predictive of future results.

  CLASS I
  PERIODS ENDED 6/30/97

                                                                    SINCE
                                                                  INCEPTION
                                             1-YEAR     5-YEAR    (1/19/90)
                                             ------     ------    ----------
  Cumulative Total Return1                   30.02%     114.21%     185.35%
  Average Annual Total Return2               22.52%      15.08%      14.22%
  Value of a $10,000 Investment3           $12,252     $20,186     $26,904

                          6/30/93   6/30/94   6/30/95   6/30/96    6/30/97
                          -------   -------   -------   -------    -------
  One-Year Total Return4  10.83%    14.98%    13.50%    13.91%     30.02%


1. Cumulative total return represents the change in value of an investment over the indicated periods, and does not include the initial sales charge.
2. Average annual total return represents the average annual change in value of an investment over the indicated periods, and includes the current maximum 5.75% initial sales charge.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the indicated periods, and include the current maximum 5.75% initial sales charge.
4. One-year total return represents the change in value of an investment over the one-year periods ended on the dates indicated, and does not include the initial sales charge. All calculations assume reinvestment of dividends and capital gains at net asset value. Prior to July 1, 1992, Class I shares were offered at a higher sales charge. Thus, actual total returns for investors who paid this higher charge would have been lower than noted. On January 1, 1993, Class I shares implemented a plan of distribution under Rule 12b-1, which affects performance for periods after that date. Investment return and principal value will fluctuate with market conditions, currencies and the economic, social, and political climates of the countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of these markets. You may have a gain or loss when you sell your shares.



Past performance is not predictive of future results.

Class II

The Templeton Global Opportunities Trust Class II shares produced a cumulative total return of 17.34% for the six-month period ended June 30, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains distributions, and does not include sales charges. We always maintain a long-term perspective when managing the Fund, and we encourage shareholders to view their investments in a similar manner. As you can see from the chart below, the Fund delivered a cumulative total return of more than 55% since inception on May 1, 1995.

The price of the Fund's shares increased $2.15, from $14.52 on December 31, 1996, to $16.67 on June 30, 1997. During this time, shareholders received distributions of 3.47 cents ($0.0347) per share in income dividends, 1.0 cent ($0.01) in short-term capital gains, and 29.0 cents ($0.29) in long-term capital gains. Of course, distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.

Past performance is not predictive of future results.

  Class II
  Periods ended 6/30/97

                                                           Since
                                                         Inception
                                           1-Year         (5/1/95)
                                           ------        ---------
  Cumulative Total Return1                 29.15%          55.41%
  Average Annual Total Return2             26.87%          20.90%
  Value of a $10,000 Investment3         $12,687         $15,390

                                          6/30/96          6/30/97
                                          -------          -------
  One-Year Total Return4                   13.13%          29.15%

1. Cumulative total return represents the change in value of an investment over the indicated periods, and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the indicated periods and includes the 1.00% initial sales charge and the 1.00% contingent deferred sales charge applicable to shares redeemed within 18 months of purchase.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the indicated periods, and include all sales charges.
4. One-year total return represents the change in value of an investment over the one-year periods ended on the dates indicated and does not include the sales charges. All calculations assume reinvestment of dividends and capital gains distributions at net asset value. Investment return and principal value will fluctuate with market conditions, currency volatility and the economic, social and political climates of the countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of these markets. You may have a gain or loss when you sell your shares.


Past performance is not predictive of future results.

Many investors have asked us about the activities of Sir John Templeton, since his retirement from the funds. We asked Professor Robert Herrmann to update us on Sir John's current activities and his comments follow. 10



THE NEW CAREER OF
SIR JOHN TEMPLETON
10

By Professor
Robert Herrmann

In 1992, Sir John Templeton
retired after a 50-year career of helping investors manage their money. Currently, he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in Templeton funds, managed by many of the investment professionals he selected and trained. For sentimental reasons, he allows his name to be associated with the funds, although he knows no more about their management and holdings than any other investor.

Sir John Templeton established the Templeton Foundation in 1987, to foster the acquisition of spiritual information through scientific research. Working with scientists, theologians and others, he strives toward a new science that uses empirical and statistical scientific methods to discover and test spiritual knowledge. A crucial ingredient in his research is what Sir John calls "humility theology," an attitude of humility toward the Creator, combined with receptiveness to the theological significance of current scientific discoveries.

Universal spiritual laws, or "laws of life," are among the areas of investigation. In his recent book, Worldwide Laws of Life, Sir John compiles 200 laws and proverbs from nearly all religions, and deeply embedded in human history. For example, the Golden Rule taught by Jesus in the Sermon on the Mount, states "Do unto others as you would have others do unto you," and is affirmed by all major religions as an acceptable, universal law of life. Other books which Sir John has authored or co-authored during the past few years include: The Humble Approach, Is God the Only Reality, Evidence of Purpose, Who's Who in Theology and Science and The God Who Would Be Known.

With an annual budget of more than $30 million, the Templeton Foundation sponsors 60 programs focusing on spiritual progress and the benefits of freedom.

Sir John's first sizable investment in the programs was the Templeton Prize for Progress in Religion. A panel of nine judges gives the annual award which now exceeds $1.2 million to individuals who have shown extraordinary originality in furthering the world's understanding of God or spirituality.

Recipients of the prize include Professor Paul Davies, author of The Mind of God; the Right Honorable Lord Jacobovits, former Chief Rabbi of Great Britain and The Commonwealth; the Reverend Dr. Billy Graham, world-renowned preacher and presidential inauguration speaker; Mr. Nikkyo Nimano, founder of the World Conference on Religion and Peace; and Sir Sarepalli Radhakrishnan, former President of India, and Oxford professor of Eastern Religions and Ethics.

To encourage young people's and their parents' appreciation of spiritual laws of life, Sir John established an essay contest for teenagers in his home county of Franklin, Tennessee. Students submit essays about the spiritual life principles they plan to follow, and prizes are offered semiannually. In 1996, more than 800 youth participated. Twenty-six similar programs have been launched in various locations, with the support of generous local donors.

The Foundation also sponsors a worldwide program that awards college-level faculty who teach courses integrating science and religion. During the program's first two years, more than 200 courses were created. The Foundation maintains an extensive program of research and education on the health benefits of spirituality, including prizes for medical schools providing courses on spirituality in medicine. Lastly, the Foundation publishes a newsletter with over 2,000 subscribers. Free subscriptions are available to Templeton shareholders by writing to the Foundation.

To contact Sir John Templeton or receive the free newsletter subscription, please write to:

The John Templeton Foundation
2 Radnor Corporate Center #320
100 Matsonford Road
Radnor, PA 19087

Templeton GLOBAL OPPORTUNITIES TRUST
Financial Highlights

                                                                                  CLASS I
                                                 --------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                         YEAR ENDED DECEMBER 31
                                                 JUNE 30, 1997    ---------------------------------------------------------
                                                  (UNAUDITED)       1996        1995        1994        1993        1992
                                                 --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE - CLASS I
(FOR A SHARE OUTSTANDING THROUGHOUT THE
PERIOD)
Net asset value, beginning of period..........       $14.62        $12.57      $11.84      $14.46      $10.75      $10.94
                                                        -------------------------------------------------------------
Income from investment operations:
  Net investment income.......................          .25           .30         .16         .09         .12         .14
  Net realized and unrealized gain (loss).....         2.30          2.69        1.33        (.63)       3.97         .61
                                                        -------------------------------------------------------------
Total from investment operations..............         2.55          2.99        1.49        (.54)       4.09         .75
                                                        -------------------------------------------------------------
Distributions:
  Dividends from net investment income........         (.04)         (.30)       (.16)       (.09)       (.11)       (.14)
  Amount in excess of net investment income...        --             (.06)      --          --          --          --
  Distributions from net realized gains.......         (.30)         (.58)       (.60)      (1.99)       (.27)       (.65)
  Amount in excess of net realized gain.......        --            --          --          --          --           (.15)
                                                        -------------------------------------------------------------
Total distributions...........................         (.34)         (.94)       (.76)      (2.08)       (.38)       (.94)
                                                        -------------------------------------------------------------
Change in net asset value.....................         2.21          2.05         .73       (2.62)       3.71        (.19)
                                                        -------------------------------------------------------------
Net asset value, end of period................       $16.83        $14.62      $12.57      $11.84      $14.46      $10.75
                                                        =============================================================
TOTAL RETURN*.................................        17.64%        24.19%      12.87%      (4.09)%     38.13%       6.85%
RATIOS /SUPPLEMENTAL DATA
Net assets, end of period (000)...............     $798,186       $634,478    $510,777    $476,822    $410,747    $248,807
Ratio of expenses to average net assets.......         1.36%**       1.45%       1.52%       1.53%       1.51%       1.63%
Ratio of net investment income to average net
  assets......................................         3.28%**       2.10%       1.19%        .71%       1.07%       1.36%
Portfolio turnover rate.......................        12.86%        18.54%      15.54%      37.31%      40.56%      22.03%
Average commission rate paid (per share)......         $.0009        $.0028

 *Total return does not reflect sales commissions. Not annualized for periods of less than one year.
**Annualized.

                       See Notes to Financial Statements.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Highlights (continued)

                                                                                       CLASS II
                                                                ------------------------------------------------------
                                                                FOR THE SIX
                                                                MONTHS ENDED                          FOR THE PERIOD
                                                                  JUNE 30,                             MAY 1, 1995+
                                                                    1997           YEAR ENDED             THROUGH
                                                                (UNAUDITED)     DECEMBER 31, 1996    DECEMBER 31, 1995
                                                                ------------------------------------------------------
PER SHARE OPERATING PERFORMANCE - CLASS II
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
Net asset value, beginning of period.........................      $14.52             $12.53              $12.26
                                                                   ---------------------------------------------
Income from investment operations:
  Net investment income......................................         .13                .24                 .02
  Net realized and unrealized gain...........................        2.36               2.63                 .88
                                                                   ---------------------------------------------
Total from investment operations.............................        2.49               2.87                 .90
                                                                   ---------------------------------------------
Distributions:
  Dividends from net investment income.......................        (.04)              (.24)               (.12)
  Amount in excess of net investment income..................       --                  (.06)              --
  Distributions from net realized gains......................        (.30)              (.58)               (.51)
                                                                   ---------------------------------------------
Total distributions..........................................        (.34)              (.88)               (.63)
                                                                   ---------------------------------------------
Change in net asset value....................................        2.15               1.99                 .27
                                                                   ---------------------------------------------
Net asset value, end of period...............................      $16.67             $14.52              $12.53
                                                                   =============================================
TOTAL RETURN*................................................       17.34%             23.28%               7.43%
RATIOS /SUPPLEMENTAL DATA
Net assets, end of period (000)..............................     $26,738            $11,622              $2,264
Ratio of expenses to average net assets......................        1.99%**            2.20%               2.22%**
Ratio of net investment income to average net assets.........        1.47%**            1.12%               (.01)%**
Portfolio turnover rate......................................       12.86%             18.54%              15.54%
Average commission rate paid (per share).....................        $.0009             $.0028

 *Total return does not reflect sales commissions or the contingent deferred sales charge. Not annualized for periods of less than one year.
**Annualized.
 +Commencement of sales.

                       See Notes to Financial Statements.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED)

        INDUSTRY                              ISSUE                        COUNTRY          SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------
                        COMMON STOCKS  70.8%
AUTOMOBILES  1.3%
                        Volvo AB, B......................................    Swe.              384,000    $ 10,275,746
                                                                                                          ------------
BANKING  7.9%
                        Banco Popular Espanol SA.........................     Sp.               35,000       8,574,822
                        BPI Socieda de Gestora de Participacoes Socias
                         SA..............................................   Port.              117,300       2,282,814
                        Credit Suisse Group, reg.........................   Swtz.               42,000       5,391,989
                        Ergo Bank SA.....................................     Gr.               69,232       4,158,305
                        Fokus Bank AS....................................    Nor.              106,500         900,917
                        Foreningssparbanken AB, A........................    Swe.               40,400         898,300
                        Foreningssparbanken AB, A, 144A..................    Swe.              601,700      13,378,890
                        Korea Long Term Credit Bank......................  S.Kor.               26,143         413,920
                        National Australia Bank Ltd......................    Aus.              424,214       6,076,124
                        National Australia Cap Sec PLC...................    Aus.              159,608       4,459,049
                        Shinhan Bank Co. Ltd.............................  S.Kor.               76,935       1,132,907
                     *  Unibanco Uniao de Bancos Brasileiros SA, GDR.....   Braz.              236,475       8,779,134
                        Union Bank of Norway, Primary Capital Cert.......    Nor.              124,800       3,695,028
                        Union Bank of Norway, Primary Capital Cert.
                         144A............................................    Nor.              175,200       5,187,251
                                                                                                          ------------
                                                                                                            65,329,450
                                                                                                          ------------
BROADCASTING & PUBLISHING  0.1%
                        *Sing Tao Holdings Ltd...........................    H.K.            1,911,800         715,633
                                                                                                          ------------
BUILDING MATERIALS & COMPONENTS  0.3%
                        Cementos Diamante, ADR, 144A.....................    Col.              174,000       2,262,000
                        Pioneer International Ltd........................    Aus.              100,000         386,584
                                                                                                          ------------
                                                                                                             2,648,584
                                                                                                          ------------
BUSINESS & PUBLIC SERVICES  1.1%
                        Hyder PLC........................................    U.K.               79,780       1,079,473
                        Laidlaw Inc., B..................................    Can.              600,000       8,276,911
                                                                                                          ------------
                                                                                                             9,356,384
                                                                                                          ------------
CHEMICALS  1.1%
                        Akzo Nobel NV....................................   Neth.                2,000         274,084
                     *  Beijing Yanhua Petrochemical Company Ltd., ADR...    Chn.              411,600       4,733,400
                        European Vinyls Corp. EVC International NV.......   Neth.              117,400       2,972,530
                        Gujarat Narmada Valley Fertilizers Co. Ltd., GDR,
                         144A............................................    Ind.              517,600       1,294,000
                        Gujarat Narmada Valley Fertilizers Co. Ltd.,
                         ADR.............................................    Ind.               83,600         209,000
                                                                                                          ------------
                                                                                                             9,483,014
                                                                                                          ------------
CONSTRUCTION & HOUSING  0.2%
                        Kaufman & Broad Home Corp........................    U.S.               77,000       1,352,313
                                                                                                          ------------
DATA PROCESSING & REPRODUCTION  3.0%
                     *  Bay Networks Inc.................................    U.S.              300,000       7,968,750
                     *  Newbridge Networks Corp..........................    Can.              256,000      11,136,000
                     *  ODS Networks Inc.................................    U.S.              489,200       5,809,250
                                                                                                          ------------
                                                                                                            24,914,000
                                                                                                          ------------

TEMPLETON GLOBAL OPPORTUNITIES TRUST
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

        INDUSTRY                              ISSUE                        COUNTRY          SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------
ELECTRICAL & ELECTRONICS  3.9%
                        ABB AG, br.......................................   Swtz.                7,248    $ 10,967,532
                        Alphatec Electronics Pub. Co. Ltd., fgn..........   Thai.              592,800         371,859
                     *  DSC Communications Corp..........................    U.S.              326,500       7,264,625
                        Motorola Inc.....................................    U.S.               10,000         760,000
                        Philips Electronics NV...........................   Neth.              135,000       9,669,876
                        Scitex Corp. Ltd.................................    Isr.              360,000       3,172,500
                                                                                                          ------------
                                                                                                            32,206,392
                                                                                                          ------------
ELECTRONIC COMPONENTS & INSTRUMENTS  0.8%
                        Intel Corp.......................................    U.S.               48,000       6,807,000
                                                                                                          ------------
ENERGY SOURCES  4.9%
                        Amerada Hess Corp................................    U.S.               50,000       2,778,125
                        *Hub Power Co. Ltd., GDR, 144A...................    Pak.              310,000       7,672,500
                        Rao Gazprom, ADR, 144A...........................    Rus.              390,300       6,664,373
                        Repsol SA........................................     Sp.               25,000       1,057,007
                        Societe Elf Aquitaine SA.........................     Fr.               55,000       5,933,602
                        Total SA, B......................................     Fr.              100,000      10,107,714
                        Valero Energy Corp. .............................    U.S.              161,400       5,850,750
                                                                                                          ------------
                                                                                                            40,064,071
                                                                                                          ------------
FINANCIAL SERVICES  5.3%
                        Federal National Mortgage Assn. .................    U.S.              220,000       9,597,500
                        London Pacific Group Ltd. .......................    U.K.            1,243,900       4,319,025
                        Merrill Lynch & Co. Inc. ........................    U.S.              200,000      11,925,000
                        Peregrine Investments Holdings Ltd. .............    H.K.            8,550,000      17,602,584
                        *Peregrine Investments Holdings Ltd., wts. ......    H.K.              775,000         340,118
                                                                                                          ------------
                                                                                                            43,784,227
                                                                                                          ------------
FOOD & HOUSEHOLD PRODUCTS  0.2%
                        Cafe de Coral Holdings Ltd. .....................    H.K.            7,599,000       1,951,907
                                                                                                          ------------
FOREST PRODUCTS & PAPER  9.7%
                        *Asia Pacific Resources International, A.........   Indo.            1,099,300       5,359,088
                        Assidomaen AB....................................    Swe.              234,900       6,680,628
                        Boise Cascade Corp. .............................    U.S.              100,000       3,531,250
                        Bowater Inc. ....................................    U.S.              180,000       8,325,000
                        Carter Holt Harvey Ltd. .........................    N.Z.            3,084,890       7,983,529
                        *Empaques Ponderosa SA de CV, B..................    Mex.            3,000,000       2,455,301
                        Enso OY, R.......................................    Fin.              625,000       5,777,286
                        Fletcher Challenge Ltd. Forestry Division........    N.Z.            4,652,452       6,762,790
                        Georgia-Pacific Corp. ...........................    U.S.               75,000       6,403,125
                        International Paper Co. .........................    U.S.               59,830       2,905,494
                        Mead Corp. ......................................    U.S.               90,000       5,602,500
                        Portucel Industrial Empresa Product Celulose,
                         ADR, 144A.......................................   Port.            1,094,800       8,118,154
                        PT Barito Pacific Timber, fgn. ..................   Indo.            3,884,000       3,313,857
                        Rayonier Inc. ...................................    U.S.              155,000       6,519,687
                                                                                                          ------------
                                                                                                            79,737,689
                                                                                                          ------------

TEMPLETON GLOBAL OPPORTUNITIES TRUST
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

        INDUSTRY                              ISSUE                        COUNTRY          SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------
HEALTH & PERSONAL CARE  1.5%
                        Astra AB, B......................................    Swe.              266,664    $  4,705,531
                        Medeva PLC.......................................    U.K.              988,516       4,222,458
                        Windmere-Durable Holdings Inc. ..................    U.S.              225,000       3,684,375
                                                                                                          ------------
                                                                                                            12,612,364
                                                                                                          ------------
INDUSTRIAL COMPONENTS  1.7%
                        BTR PLC..........................................    U.K.            1,250,000       4,277,756
                        Goodyear Tire & Rubber Co. ......................    U.S.              150,000       9,496,875
                                                                                                          ------------
                                                                                                            13,774,631
                                                                                                          ------------
INSURANCE  5.7%
                        Ace Ltd. ........................................    Bmu.              203,000      14,996,625
                        American International Group Inc. ...............    U.S.               50,000       7,468,750
                        GIO Australia Holdings Ltd. .....................    Aus.            2,000,000       6,191,389
                        National Mutual Asia Ltd. .......................    H.K.           10,338,000      11,475,843
                        Presidential Life Corp. .........................    U.S.              375,000       7,265,625
                                                                                                          ------------
                                                                                                            47,398,232
                                                                                                          ------------
LEISURE & TOURISM  1.5%
                        Kuoni Reisen Holding AG, B.......................   Swtz.                3,660      12,529,955
                                                                                                          ------------
MACHINERY & ENGINEERING  2.3%
                        Rauma, ADS.......................................    Fin.              353,700       8,135,100
                        VA Technologie AG, 144A..........................   Aust.               57,300      10,486,038
                                                                                                          ------------
                                                                                                            18,621,138
                                                                                                          ------------
MERCHANDISING  0.7%
                        Cifra SA de CV, A................................    Mex.               61,276         113,263
                        Cifra SA, B......................................    Mex.              501,000         933,619
                        Robinson Depart. Store Public Co. Ltd., fgn. ....   Thai.              195,400          73,544
                        *Waban Inc. .....................................    U.S.              140,000       4,506,250
                                                                                                          ------------
                                                                                                             5,626,676
                                                                                                          ------------
METALS & MINING  4.4%
                        Aluminum Co. of America..........................    U.S.               70,000       5,276,250
                        Boehler Uddeholm AG, 144A........................   Aust.               58,500       4,536,511
                        Companhia Siderurgica Nacional...................   Braz.          151,111,000       4,982,992
                        Elkem AS.........................................    Nor.              501,000       9,809,188
                        *Inmet Mining Corp. .............................    Can.              490,100       2,697,245
                        Pechiney SA, A...................................     Fr.              103,125       4,062,388
                        Trelleborg AB, B.................................    Swe.              324,500       5,327,581
                                                                                                          ------------
                                                                                                            36,692,155
                                                                                                          ------------
MULTI-INDUSTRY  1.9%
                        PT Bimantara Citra, fgn. ........................   Indo.            8,975,000      15,684,108
                                                                                                          ------------
REAL ESTATE  0.6%
                        *PT Jaya Properties, fgn. .......................   Indo.            3,598,000       4,845,169
                                                                                                          ------------

TEMPLETON GLOBAL OPPORTUNITIES TRUST
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

        INDUSTRY                              ISSUE                        COUNTRY          SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------
RECREATION & OTHER CONSUMER GOODS  0.6%
                        Yue Yuen Industrial (Holdings) Ltd. .............    H.K.            2,453,600    $  5,083,097
                                                                                                          ------------
TELECOMMUNICATIONS  5.9%
                        Cpt-Telefonica Del Peru SA, ADR B................    Per.              171,500       4,491,156
                        Lucent Technologies Inc. ........................    U.S.              121,000       8,719,562
                        Nokia AB, A......................................    Fin.              160,000      12,078,377
                        Tele Danmark AS, B...............................    Den.                9,500         493,607
                        Telecom Italia Mobile, di risp...................    Itl.            2,929,276       5,196,991
                        Telecom Italia SpA, di Risp......................    Itl.            2,929,276       5,860,620
                        Telefonica de Espana SA..........................     Sp.              340,000       9,829,657
                        *Videsh Sanchar Nigam Ltd., GDR, 144A............    Ind.               77,600       1,616,020
                                                                                                          ------------
                                                                                                            48,285,990
                                                                                                          ------------
TEXTILES & APPAREL  0.2%
                        *Dhan Fibres Ltd. ...............................    Pak.           13,575,000       1,544,923
                                                                                                          ------------
TRANSPORTATION  2.1%
                        Air New Zealand Ltd., B..........................    N.Z.            2,408,000       7,360,363
                        Guangshen Railway Co. Ltd., ADR..................    Chn.              163,200       3,570,000
                        Qantas Airways Ltd., ADR, 144A...................    Aus.              182,100       4,139,133
                        *Railtrack Group PLC, 144A.......................    U.K.              224,100       2,334,336
                                                                                                          ------------
                                                                                                            17,403,832
                                                                                                          ------------
UTILITIES ELECTRICAL & GAS  1.7%
                        British Energy Ltd., 144A........................    U.K.            2,942,800       7,179,473
                        Electricidad de Caracas..........................   Venz.              226,161         362,351
                        Iberdrola SA.....................................     Sp.              515,000       6,500,848
                                                                                                          ------------
                                                                                                            14,042,672
                                                                                                          ------------
WHOLESALE & INTERNATIONAL TRADE  0.2%
                        Sime Darby Hongkong Ltd. ........................    H.K.            1,127,000       1,251,042
                                                                                                          ------------
                        TOTAL COMMON STOCKS (COST $397,022,347)..........                                  584,022,394
                                                                                                          ============
                        PREFERRED STOCKS  8.6%
                        Banco Bradesco SA, pfd. .........................   Braz.          508,140,000       5,121,285
                        Cia de Inversiones en Telecomunicaciones SA,
                         7.00%, pfd......................................    Arg.              138,707       9,432,076
                        Cia Energetica de Minas Gerais, ADR, pfd. .......   Braz.              225,000      11,517,188
                        Cia Vale do Rio Doce, ADR........................   Braz.              330,000       7,298,593
                        Coteminas Cia Tecidos Norte de Minas, pfd. ......   Braz.           11,918,000       4,649,631
                        Jardine Strategic Holdings Ltd., 7.50%, conv.,
                         pfd. ...........................................    H.K.            5,054,000       6,241,690
                        Nacional Financiera SA, 11.25%, conv., pfd. .....    Mex.              226,050      10,850,400
                        Philippine Long Distance Telephone Co., 7.00%,
                         cnv., pfd., ser.3...............................   Phil.              105,000       6,090,000
                        Telebras-Telecomunicacoes Brasileiras SA, ADR,
                         pfd. ...........................................   Braz.               65,000       9,863,750
                                                                                                          ------------
                        TOTAL PREFERRED STOCKS (COST $46,602,561)........                                   71,064,613
                                                                                                          ============

TEMPLETON GLOBAL OPPORTUNITIES TRUST
INVESTMENT PORTFOLIO, JUNE 30, 1997 (UNAUDITED) (continued)

                                                                                       PRINCIPAL IN
                                            ISSUE                       COUNTRY       LOCAL CURRENCY       VALUE
--------------------------------------------------------------------------------------------------------------------
                        BONDS  2.9%
                        Banco Nacional de Mexico SA, 7.00%, conv.,
                         12/15/99.....................................    Mex.           10,910,000     $ 10,759,988
                        Brierley Investments Ltd., 9.00%, conv.,
                         6/30/98......................................    N.Z.              849,949          773,500
                        Italy Govt., 5.0%, conv., 6/28/01 ............    Itl.            5,235,000        5,359,593
                        Repap Enterprises Inc., 8.50%, conv.,
                         8/01/97......................................    Can.            7,578,000        4,205,790
                        Repap Enterprises Inc., 9.0%, conv.,
                         06/30/98.....................................    Can.            5,872,000        2,019,769
                        Sasib International, 9.25%, conv., 12/31/97...    Itl.        1,775,000,000          647,581
                                                                                                        ------------
                        TOTAL BONDS (COST $27,946,228)................                                    23,766,221
                                                                                                        ============
                        SHORT TERM OBLIGATIONS  9.9%
                        U.S. Treasury Bills, 5.07% to 5.14%     with
                         maturities to 7/31/97........................    U.S.           35,226,000       35,151,110
                        Federal Home Loan Mortgage Corp., 07/01/97....    U.S.           21,315,000       21,315,000
                        Federal National Mortgage Assn., 7/3/97.......    U.S.           25,000,000       24,992,525
                                                                                                        ------------
                        TOTAL SHORT TERM OBLIGATIONS
                             (COST $81,444,136).......................                                    81,458,635
                                                                                                        ============
                        RECEIVABLES FROM REPURCHASE AGREEMENTS  7.7%
                     a  Swiss Bank Corp., 5.90%, 07/01/97, (Maturity
                         Value $21,315,492.80) Collateral: U.S.
                         Treasury Notes, 7.50%, 10/31/99..............    U.S.           20,953,000       21,312,000
                     a  Aubrey G. Lanston & Co., 5.50%, 07/01/97,
                         (Maturity Value $21,315,256) Collateral: U.S.
                         Treasury Notes, 6.125%, 08/31/98.............    U.S.           21,260,000       21,312,000
                     a  UBS Securities, Inc., 5.87%, 07/01/97,
                         (Maturity Value $21,315,475.04) Collateral:
                         U.S. Treasury Notes, 6.005%, 08/15/99........    U.S.           21,312,000       21,312,000
                                                                                                        ------------
                        TOTAL RECEIVABLES FROM REPURCHASE
                             AGREEMENTS (COST $63,936,000)............                                    63,936,000
                                                                                                        ------------
                        TOTAL INVESTMENTS 99.9% (COST $616,951,272)...                                   824,247,863
                        OTHER ASSETS, LESS LIABILITIES  0.1%..........                                       676,232
                                                                                                        ------------
                        TOTAL NET ASSETS  100.0%......................                                  $824,924,095
                                                                                                        ============

* Non-income producing.
a At June 30, 1997, all repurchase agreements held by the Fund had been entered into on that date.

                       See Notes to Financial Statements.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

Assets:
 Investments in securities, at value (identified cost $616,951,272)..................  $824,247,863
 Receivables:
  Investment securities sold.........................................................        31,868
  Fund shares sold...................................................................     2,885,267
  Dividends and interest.............................................................     2,841,290
                                                                                        -----------
     Total assets....................................................................   830,006,288
                                                                                        -----------
Liabilities:
 Payables:
  Investment securities purchased....................................................        44,200
  Fund shares redeemed...............................................................     3,668,108
 Accrued expenses....................................................................     1,369,885
                                                                                        -----------
     Total liabilities...............................................................     5,082,193
                                                                                        -----------
Net assets, at value.................................................................  $824,924,095
                                                                                        ===========
Net assets consist of:
 Undistributed net investment income.................................................  $  7,514,483
 Net unrealized appreciation.........................................................   207,296,591
 Accumulated net realized gain.......................................................    29,769,374
 Net capital paid in on shares of beneficial interest................................   580,343,647
                                                                                        -----------
Net assets, at value.................................................................  $824,924,095
                                                                                        ===========
CLASS I
 Net asset value per share ($798,185,958 / 47,420,578 shares outstanding)..................  $16.83
                                                                                             ======
 Maximum offering price ($16.83 / 94.25%)..................................................  $17.86
                                                                                             ======
CLASS II
 Net asset value per share ($26,738,137 / 1,604,080 shares outstanding)....................  $16.67
                                                                                             ======
 Maximum offering price ($16.67 / 99.0%)...................................................  $16.84
                                                                                             ======

                       See Notes to Financial Statements.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

Investment income:
 (net of $1,221,977 foreign taxes withheld)
 Dividends............................................................   $12,306,090
 Interest.............................................................     4,312,341
                                                                         ------------
     Total income.....................................................                     $ 16,618,431
Expenses:
 Management fees (Note 3).............................................     2,863,670
 Administrative fees (Note 3).........................................       497,330
 Distribution fees (Note 3)
       Class I........................................................       881,886
       Class II.......................................................        79,633
 Transfer agent fees (Note 3).........................................       398,000
 Custodian fees.......................................................       132,877
 Reports to shareholders..............................................        35,000
 Audit fees...........................................................        12,200
 Legal fees (Note 3)..................................................         4,900
 Registration and filing fees.........................................        28,000
 Trustees' fees and expenses..........................................        25,500
 Other................................................................         3,873
                                                                         ------------
     Total expenses...................................................                        4,962,869
                                                                                           ------------
     Net investment income............................................                       11,655,562
Realized and unrealized gain (loss):
 Net realized gain (loss) on:
  Investments.........................................................    32,600,300
  Foreign currency transactions.......................................      (412,696)
                                                                         ------------
                                                                          32,187,604
 Net unrealized appreciation on investments...........................    74,796,875
                                                                         ------------
Net realized and unrealized gain......................................                      106,984,479
                                                                                           ------------
Net increase in net assets resulting from operations..................                     $118,640,041
                                                                                           ============

                       See Notes to Financial Statements.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SIX MONTHS
                                                                         ENDED
                                                                     JUNE 30, 1997          YEAR ENDED
                                                                      (UNAUDITED)        DECEMBER 31, 1996
                                                                     -------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income...........................................   $  11,655,562         $  12,076,812
  Net realized gain on investment and foreign currency
    transactions..................................................      32,187,604            29,013,863
  Net unrealized appreciation.....................................      74,796,875            83,861,546
                                                                     -------------------------------------
    Net increase in net assets resulting from operations..........     118,640,041           124,952,221
Distributions to shareholders:
 From net investment income
  Class I.........................................................      (1,546,946)          (12,133,064)
  Class II........................................................         (34,697)             (164,600)
 In excess of net investment income
  Class I.........................................................              --            (2,513,780)
  Class II........................................................              --               (45,656)
 From net realized gain
  Class I.........................................................     (13,285,244)          (23,782,315)
  Class II........................................................        (299,492)             (343,200)
Capital share transactions (Note 2)
  Class I.........................................................      62,897,718            38,648,962
  Class II........................................................      12,453,123             8,440,010
                                                                     -------------------------------------
    Net increase in net assets....................................     178,824,503           133,058,578
Net assets:
 Beginning of period..............................................     646,099,592           513,041,014
                                                                     -------------------------------------
 End of period....................................................   $ 824,924,095         $ 646,099,592
                                                                     =====================================

                       See Notes to Financial Statements.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Notes to Financial Statements (unaudited)

1. SUMMARY OF ACCOUNTING POLICIES

Templeton Global Opportunities Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks long-term capital growth through a flexible policy of investing in global securities. The following summarizes the Fund's significant accounting policies.

a. SECURITIES VALUATIONS:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSACTIONS:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates in foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses on security transactions and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Notes to Financial Statements (unaudited) (continued)

1. SUMMARY OF ACCOUNTING POLICIES (CONT.)
e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL STOCK

The Fund offers two classes of shares: Class I and Class II. The shares have the same rights except for their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At June 30, 1997, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                 SIX MONTHS ENDED                     YEAR ENDED
                                                                  JUNE 30, 1997                    DECEMBER 31, 1996
                                                            ------------------------------------------------------------
                                                              SHARES         AMOUNT              SHARES        AMOUNT
                                                            ------------------------------------------------------------
CLASS I
Shares sold................................................  8,513,340    $132,762,611          7,047,189    $96,865,915
Shares issued on reinvestment of distributions.............    872,615      13,341,283          2,459,156     34,358,478
Shares redeemed............................................ (5,365,308)    (83,206,176)        (6,755,860)   (92,575,431)
                                                            ------------------------------------------------------------
Net increase...............................................  4,020,647     $62,897,718          2,750,485    $38,648,962
                                                            ============================================================

                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                    JUNE 30, 1997                  DECEMBER 31, 1996
                                                               --------------------------------------------------------
                                                                SHARES        AMOUNT             SHARES       AMOUNT
                                                               --------------------------------------------------------
CLASS II
Shares sold...................................................   828,194    $12,829,512          610,014     $8,301,964
Shares issued on reinvestment of distributions................    19,935        302,396           35,561        497,767
Shares redeemed...............................................   (44,275)      (678,786)         (25,995)      (359,721)
                                                               --------------------------------------------------------
Net increase..................................................   803,854    $12,453,122          619,580     $8,440,010
                                                               ========================================================

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain Officers of the Fund are also officers or directors of Templeton Investment Council, Inc. (TICI), Franklin Templeton Services, Inc. (FTSI), Franklin Templeton Distributors, Inc. (FTD) and Franklin Templeton Investor Services, Inc. (FTIS), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

The Fund pays an investment management fee to TICI of 0.80% per year of the average daily net assets of the Fund. The Fund pays an administrative fee to FTSI based on the Fund's average net assets as follows: 0.15% per annum on the first $200 million of the Company's aggregate average daily net assets, 0.135% of the next $500 million, 0.10% of the next $500 million, and 0.075% per annum of such average net assets in excess of $1.2 billion.

The Fund reimburses FTD up to 0.25% and 1.00% per year of the average daily net assets of Class I and Class II, respectively, for costs incurred in marketing the Fund's shares. Under the Class I distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At June 30, 1997, unreimbursed costs were $77,226.

FTD received net commissions from sales of fund shares, and received contingent deferred sales charges for the period of $124,948 and $2,446, respectively.

During the period ended June 30, 1997, legal fees of $4,900 were paid to a law firm in which an officer of the Company is a partner.

4. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 1997 aggregated $80,546,240 and $97,822,610, respectively.

5. INCOME TAXES

At June 30, 1997, the net unrealized appreciation based on the cost of investments for income tax purposes of $616,951,272 was as follows:

Unrealized appreciation......................................  $247,340,794
Unrealized depreciation......................................   (40,044,203)
                                                               ------------
Net unrealized appreciation..................................  $207,296,591
                                                               ============

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

LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Fund Information, toll free, at 1-800/DIAL BEN (1-800/342-5236). Please read the prospectus carefully before you invest or send money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

Franklin Templeton Group

Global Growth
Franklin Global Health Care Fund
Franklin Templeton Japan Fund
Templeton Developing
 Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global
 Infrastructure Fund
Templeton Global
 Opportunities Trust
Templeton Global
 Real Estate Fund
Templeton Global
 Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

Global Growth and Income
Franklin Global Utilities Fund
Franklin Templeton German
 Government Bond Fund
Franklin Templeton Global
 Currency Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and
 Income Fund

Global Income
Franklin Global Government
 Income Fund
Franklin Templeton Hard
 Currency Fund

Franklin Templeton High Income
 Currency Fund
Templeton Americas Government
 Securities Fund

Growth
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap
 Growth Fund
Mutual Discovery Fund

Growth and Income
Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment Fund
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Shares Fund
Templeton American Trust, Inc.

Fund Allocator Series
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Moderate
 Target Fund
Franklin Templeton Growth
 Target Fund

Income
Franklin Adjustable Rate
 Securities Fund
Franklin Adjustable U.S.
 Government Securities Fund
Franklin's AGE High Income Fund
Franklin Investment Grade
 Income Fund
Franklin Short-Intermediate
 U.S. Government Securities Fund
Franklin U.S. Government
 Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

For Corporations
Franklin Corporate Qualified
 Dividend Fund

Franklin Funds Seeking
Tax-Free Income
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free
 Income Fund
Tax-Exempt Money Fund


Franklin State-Specific
Funds Seeking
Tax-Free Income

Alabama
Arizona*
Arkansas**
California*
Colorado
Connecticut
Florida*
Georgia
Hawaii**
Indiana
Kentucky
Louisiana
Maryland
Massachusetts***
Michigan*
Minnesota***
Missouri
New Jersey
New York*
North Carolina
Ohio***
Oregon
Pennsylvania
Tennessee**
Texas
Virginia
Washington**

Variable Annuities
Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)

*Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).
**The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.
***Portfolio of insured municipal securities. Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC.

[FRANKLIN TEMPLETON LOGO]

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
700 Central Avenue
St. Petersburg, Florida 33701-3628

SHAREHOLDER SERVICES
1-800-632-2301
Fund Information
1-800-342-5236

This report must be preceded or accompanied by the current prospectus of the Templeton Global Opportunities Trust, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept the risk of such losses should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

                                                       Printed on recycled paper


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